Segment Information - Information by Segment on Current Cost of Supplies (Detail) - USD ($) $ in Millions		3 Months Ended			9 Months Ended
		Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of operating segments [line items]
Revenue	[1]	$ 100,151	$ 96,765	$ 75,830	$ 286,151	$ 219,757
CCS Earnings [Member]
Disclosure of operating segments [line items]
CCS earnings		5,739	5,347	3,803	16,910	9,295
Reportable Segments [Member]
Disclosure of operating segments [line items]
Revenue	[2]	100,151	96,765	75,830	286,151	219,757
Reportable Segments [Member] | CCS Earnings [Member]
Disclosure of operating segments [line items]
CCS earnings		5,739	5,347	3,803	16,910	9,295
Operating Segments [Member] | Integrated Gas [Member]
Disclosure of operating segments [line items]
Revenue		10,848	10,293	8,316	31,862	24,469
Operating Segments [Member] | Integrated Gas [Member] | CCS Earnings [Member]
Disclosure of operating segments [line items]
CCS earnings		2,116	3,358	1,217	7,865	4,230
Operating Segments [Member] | Upstream [Member]
Disclosure of operating segments [line items]
Revenue		1,769	2,346	1,654	6,687	5,079
Operating Segments [Member] | Upstream [Member] | CCS Earnings [Member]
Disclosure of operating segments [line items]
CCS earnings		2,249	1,094	575	5,197	(499)
Operating Segments [Member] | Downstream [Member]
Disclosure of operating segments [line items]
Revenue		87,518	84,119	65,843	247,563	190,170
Operating Segments [Member] | Downstream [Member] | CCS Earnings [Member]
Disclosure of operating segments [line items]
CCS earnings		1,709	1,168	2,405	4,683	7,142
Operating Segments [Member] | Corporate [Member]
Disclosure of operating segments [line items]
Revenue		16	7	17	39	39
Operating Segments [Member] | Corporate [Member] | CCS Earnings [Member]
Disclosure of operating segments [line items]
CCS earnings		(335)	(273)	(394)	(835)	(1,578)
Intersegment Eliminations [Member] | Integrated Gas [Member]
Disclosure of operating segments [line items]
Revenue		1,242	1,271	1,101	3,601	2,779
Intersegment Eliminations [Member] | Upstream [Member]
Disclosure of operating segments [line items]
Revenue		10,526	9,494	7,991	28,924	24,211
Intersegment Eliminations [Member] | Downstream [Member]
Disclosure of operating segments [line items]
Revenue		1,559	1,927	1,142	4,280	2,967
Intersegment Eliminations [Member] | Corporate [Member]
Disclosure of operating segments [line items]
Revenue		$ 0	$ 0	$ 0	$ 0	$ 0

[1]	See Note 2 "Segment information".
[2]	Includes revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. Third quarter 2018 includes a charge of $1,078 million (Q2 2018: $1,047 million charge; nine months 2018: $1,591 million charge).